REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
Redeemable Convertible Preferred Shares and Shareholders' Equity [Abstract]
REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ EQUITY
NOTE 9 - REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ EQUITY:

          Issuance of shares:

1)
On May 30, 2023, Silexion entered into an agreement to receive an investment in a total amount of $538. In exchange for this investment, Silexion issued 2,413 Series A-4 Preferred Shares with a par value of NIS 0.09. Issuance expenses amounted to $16.

Additionally, Silexion issued 2,413 warrants to purchase Series A-4 Preferred Shares, each with a par value of NIS 0.09, exercisable at a price of $222.92 per share.

In addition, on May 30, 2023, the Chinese Subsidiary made an investment totaling $3 million in Silexion. This investment resulted in the acquisition by the Chinese Subsidiary of 13,458 Series A-4 Preferred Shares and 13,458 warrants convertible into Series A-4 Preferred Shares of Silexion. Each warrant was exercisable for one Series A-4 Preferred Share at an exercise price of $222.92 per share. As the acquisition was eliminated in consolidation, it had no impact on the consolidated financial statement.

2)	See Note 1(d) for shares issued as part of Transactions.

3)	See Note 3(d) for ELOC Financing.

Shareholders rights:

The ordinary shares of Silexion conferred upon their holders the right to participate and vote in general shareholders meetings of Silexion and to share in the distribution of dividends, if any declared by Silexion.